Note 5 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Average recorded investment	$ 13,558	$ 12,836
Interest income recognized	606	377
Commercial And Industrial [Member]
Average recorded investment	4,210	2,378
Interest income recognized	172	123
Real Estate Construction Porfolio Segment [Member]
Average recorded investment	9	565
Interest income recognized		20
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average recorded investment	2,531	3,068
Interest income recognized	57	75
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average recorded investment	6,805	6,820
Interest income recognized	377	159
Consumer Portfolio Segment [Member]
Average recorded investment	3	5
Interest income recognized